Organization and Business Description	6 Months Ended
Sep. 30, 2023
Organization and Business Description [Abstract]
ORGANIZATION AND BUSINESS DESCRIPTION

NOTE 1 – ORGANIZATION AND BUSINESS DESCRIPTION

Yoshitsu Co., Ltd (the “Company”) is a stock company incorporated in Japan pursuant to the laws of Japan on December 28, 2006.

Prior to July 1, 2023, the Company owned 100% of the equity interests of Kaika International Co., Ltd, formerly known as Tokyo Lifestyle Co., Ltd. (“Kaika International”), a stock company incorporated pursuant to the laws of Japan on October 24, 2019. The Company acquired 100% equity interests in Tokyo Lifestyle Limited (“TLS”) on July 27, 2022, and TLS acquired 60% equity interests in Reiwatakiya (MYS) SDN. BHD. (“Reiwatakiya”) on October 26, 2022 and the remaining 40% equity interests on January 4, 2023. These transactions were accounted for as acquisitions under common control (see details in “Acquisition Under Common Control”).

On June 30, 2023, the Company entered into a share transfer agreement with Seihinkokusai Co., Ltd. (“Seihinkokusai”), a related party of the Company, to sells its 100% equity interests in Kaika International to Seihinkokusai for cash consideration of ¥5,000,000 ($37,595). The transaction contemplated by the agreement was approved by the Company’s board of directors at a board meeting on June 30, 2023. The sale of Kaika International was part of a strategic restructuring of the Company to concentrate its management resources on its core businesses and maintain operational efficiency. The cash consideration was received in its entirety and the transaction was completed on July 1, 2023.

On September 6, 2023, TLS incorporated a wholly-owned subsidiary, RAKKISTAR HOLDING INC., in the State of Ontario, Canada. On October 17, 2023, TLS incorporated a wholly-owned subsidiary, Tokyo Lifestyle Holding Inc. (“TSL Holding”), in the State of Delaware. TSL Holding also incorporated a wholly-owned subsidiary, REIWATAKIYA BOS LLC, a limited liability company on October 26, 2023, in the Commonwealth of Massachusetts. These companies are currently not engaging in any active business operations.

The Company and its subsidiaries (collectively, “Yoshitsu”) are a retailer and wholesaler of Japanese beauty and health products, as well as luxury and electronic products, sundry products, and other products and services. The Company offers approximately 39,500 stock keeping units (“SKUs”) of beauty products, including cosmetics, skin care, fragrance, and body care, among others; 15,000 SKUs of health products, including over-the-counter (“OTC”) drugs, nutritional supplements, and medical supplies and devices; 41,600 SKUs of sundry products, including home goods, 150 SKUs of electronic products, including entertainment gaming products, such as Nintendo Switch and Xbox Series, 590 SKUs of luxury products, including branded watches, perfume, handbags, clothes, and jewelry, and 44,800 SKUs of other products, including food, alcoholic beverages The Company also provides advertising services by key opinion leaders (“KOLs”).

Acquisition Under Common Control

On July 20, 2022, the Company entered into a definitive agreement (the “Agreement”) with All Seas Global Limited to acquire its 100% equity interests in TLS, a company incorporated pursuant to the laws of Hong Kong on May 10, 2019 and principally engaged in the import and retail of Japanese beauty and cosmetic products in Hong Kong and engaged in the live e-commerce business through its wholly-owned subsidiary, Shenzhen Qingzhiliangpin Network Technology Co., Ltd. (“Qingzhiliangpin”), a company incorporated on April 16, 2020 in the People’s Republic of China (the “PRC”). Pursuant to the Agreement, the Company agreed to acquire 100% of the equity interests in TLS in total consideration of Japanese yen 392,673,800 in cash (US$2,842,173), subject to certain terms. The transaction contemplated by the Agreement was approved by the Company’s board of directors at a special board meeting on June 27, 2022. The 100% of the equity interests in TLS were transferred to the Company on July 20, 2022, and cash consideration was paid in full and the transaction was closed on July 27, 2022. As the Company and TLS previously were controlled by the same ultimate controlling shareholder before this acquisition, this transaction was accounted for as an acquisition of a business under common control, and accordingly, the Company’s comparative financial information prior to the acquisition date of July 20, 2022 was retrospectively adjusted to include the financial results of TLS. See “Note 10—Acquisitions.”

On October 26, 2022, the board of directors of TLS approved the acquisition of Reiwatakiya from All Seas Global Limited, who held 60% interests in Reiwatakiya, and subsequently, approved the acquisition of the remaining 40% interests in Reiwatakiya from a third-party shareholder on January 4, 2023. Reiwatakiya is a private limited company incorporated in Malaysia on June 14, 2022, and principally engaged in the import and retail of Japanese beauty and cosmetic products in Malaysia, and is currently not engaging in any active business operations. The 60% and 40% of the equity interests in Reiwatakiya were transferred to the TLS on October 26, 2022 and January 4, 2023, respectively, with no consideration. As TLS and Reiwatakiya previously were controlled by the same ultimate controlling shareholder before this acquisition, this transaction was accounted for as an acquisition of a business under common control, accordingly, the Company’s comparative financial information prior to the acquisition date of October 26, 2022 was retrospectively adjusted to include the financial results of Reiwatakiya. See “Note 10—Acquisitions.”